PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES [abstract]
Basis of preparation

Basis of preparation

(a)           Compliance with IFRS

The consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards ("IFRS") as issued by International Accounting Standards Board ("IASB").

(b)           Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis except for financial assets at fair value through other comprehensive income (“FVOCI”) and available-for-sale investments (“AFS”) are measured at fair value.

(c)           Going concern basis

As at 31 December 2018, the Group had net current liabilities of RMB65,568,000 and capital expenditure contracted for but not recognised as liabilities of RMB899,290,000 (see note 38(a)). Considering the current financial position, operating plan and usable bank facilities amounting to RMB500,000,000 of the Group (note 41), the Board of Directors believes that the Group has sufficient liquidity for the following 12 months. The Group therefore continues to adopt the going concern basis in preparing its consolidated financial statements.

(d)           New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing 1 January 2018:

•         IFRS 9 Financial Instruments ;

•         IFRS 15 Revenue from Contracts with Customers ;

•         Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

•         Annual Improvements 2014-2016 cycle

•         Transfers to Investment Property – Amendments to IAS 40

•         Interpretation 22 Foreign Currency Transactions and Advance Consideration

Except for the impact of adopting IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers, the other standards have no significant impact on the consolidated financial statements for the year ended 31 December 2018. As IFRS 9 and IFRS 15 were generally adopted without restating comparative information, the reclassifications and the adjustments arising from the new standards are therefore not reflected in the restated balance sheet as at 31 December 2017, but are recognized in the opening balance sheet on 1 January 2018. Details are set out in note 2.2(b) and (c) below.

2          principal accounting policies (CONTINUED)

2.1          Basis of preparation (continued)

(e)           New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 31 December 2018 reporting periods and have not been early adopted by the Group.

Effective for annual periods beginning on or after

IFRS 16	Lease	1 January 2019
Annual improvements project (amendments)	Annual improvements to 2015-2017 cycle	1 January 2019
IFRS 19 (amendments)	Plan amendment, curtailment or settlement	1 January 2019
IFRS 28 (amendments)	Long-term Interests in Associates and Joint Ventures	1 January 2019
IFRS 9 (amendments)	Prepayment features with negative compensation	1 January 2019
IFRIC 23	Uncertainty over income tax treatments	1 January 2019
IFRS 3 (amendments)	Definition of business	1 January 2020
Amendments to IAS 1 and IAS 8	Definition of material	1 January 2020
IFRS 17	Insurance contracts	1 January 2021
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	To be determined

Except for IFRS 16, there are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions. IFRS 16 was issued in January 2016. It will result in almost all leases being recognised on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

The Group has reviewed all of the Group’s leasing arrangements over the year ended 31 December 2018 in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases.

As at 31 December 2018, the Group has non-cancellable operating lease commitments of land, as mentioned in note 38(b). The Group’s operating leases mainly consisted of lease of land for self-occupied purpose. The Group will apply the standard from its mandatory adoption date of 1 January 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

The Group expects that the adoption of IFRS 16 will result in an increase in both total assets and total liabilities of approximately RMB1,177,000,000, as at 1 January, 2019. In addition, the Group does not expect that there will be significant impact in net profit after tax as a result of adopting the new rules.

Change in accounting policies

2.2       Changes in accounting policies

This note explains the impact of the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on the Group’s financial statements.

(a)         Impact on the financial statements

The impact on the Group’s balance sheet on 1 January 2018 is as follows:

Balance sheet (extract)	31 December 2017 As originally presented RMB’000	IFRS 9 RMB’000	IFRS 15 RMB’000	1 January 2018 Restated RMB’000
Non-current assets
FVOCI(b(i))	-	296,414	-	296,414
AFS(b(i))	296,414	(296,414)	-	-
Deferred tax assets	37,005	16,558	-	53,563
	333,419	16,558	-	349,977
Current assets
Trade receivables	4,142,210	(60,704)	-	4,081,506
Prepayments and other receivables	314,251	(5,527)	-	308,724
	4,456,461	(66,231)	-	4,390,230

Non-current liabilities
Deferred income	105,791	-	(37)	105,754

Current liabilities
Contract liabilities	-	-	135,499	135,499
Accruals and other payables	1,463,231	-	(135,462)	1,327,769
	1,463,231	-	37	1,463,268

Equity
Other reserves	3,109,516	(4,967)	-	3,104,549
Retained earnings	6,928,886	(44,706)	-	6,884,180
	10,038,402	(49,673)	-	9,988,729

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Changes in accounting policies (continued)

(b)           IFRS 9 Financial Instruments – Impact of adoption

IFRS 9 replaces the provisions of IAS 39 that relate to the classification and measurement of financial assets and financial liabilities (see note 2.2(a)), impairment of financial assets (see note 2.2(a)) and hedge accounting.

The adoption of IFRS 9 Financial Instruments from 1 January 2018 resulted in changes in accounting policies and adjustments to the amounts recognised in the financial statements. The new accounting policies are set out in below.

The impact on the Group’s retained earnings as at 1 January 2018 is as follows:

	Notes	2018 RMB’000

Closing retained earnings 31 December 2017 – IAS 39		6,928,886
Reclassify investments from AFS to FVOCI	(i)	-
Increase in provision for trade receivables, prepayments and other receivables	(ii)	(66,231)
Increase in deferred tax assets relating to impairment provision	(ii)	16,558
Decrease in statutory surplus reserve		4,967
Opening retained earnings 1 January 2018 - IFRS 9		6,884,180

(i)          Classification and measurement

On 1 January 2018 (the date of initial application of IFRS 9), the Group’s management has assessed which business models apply to the financial assets held by the Group and has classified its financial instruments into the appropriate IFRS 9 categories.

The Group elected to present in other comprehensive income (“OCI”) the changes in the fair value of all its equity investments previously classified as available-for-sale, because these investments are held as long-term strategic investments that are not expected to be sold in the short to medium term. As a result, assets with a fair value of approximately RMB296,414,000 were reclassified from AFS to FVOCI.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Changes in accounting policies (continued)

(b)           IFRS 9 Financial Instruments – Impact of adoption (continued)

(i)            Classification and measurement (continued)

On the date of initial application, 1 January 2018, the financial instruments of the Group were as follows, with any reclassifications noted:

	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original RMB’000	New RMB’000	Difference * RMB’000
Non-current financial assets
Equity investment	AFS	FVOCI	296,414	296,414	-
Current financial assets
Trade receivables	Amortised cost	Amortised cost	4,142,210	4,081,506	(60,704)
Prepayments and other receivables	Amortised cost	Amortised cost	314,251	308,724	(5,527)
Cash and cash equivalents	Amortised cost	Amortised cost	1,160,515	1,160,515	-
Short-term deposits	Amortised cost	Amortised cost	108,000	108,000	-

* The differences noted in this column are the result of applying the new expected credit loss model.

(ii)           Impairment of financial assets

The Group has three types of financial assets that are subject to IFRS 9’s new expected credit loss model:

•    Trade receivables

•    Other receivables

•    Long-term receivable

The Group was required to revise its impairment methodology under IFRS 9 for each of these classes of assets. The impact of the change in impairment methodology on the Group’s retained earnings is disclosed in the table in note 2.2(a) above.

While short-term deposits, cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Changes in accounting policies (continued)

(b)         IFRS 9 Financial Instruments – Impact of adoption (continued)

(ii)         Impairment of financial assets (continued)

Trade receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables. This resulted in an increase of the loss provision on 1 January 2018 by RMB60,704,000 for trade receivables. Note 3.1(b) provides for details about the calculation of the provision.

The loss provision decreased by a further RMB5,695,000 for trade receivables during the current reporting period.

Other financial assets at amortised cost

Other financial assets at amortised cost include other receivables, and long-term receivable. Applying the expected credit risk model resulted in the recognition of a loss provision of RMB18,852,000 on 1 January 2018 (previous loss provision was RMB13,325,000) and a decrease in the provision by RMB8,262,000 in the current reporting period.

Trade and other receivables are written off when there is no reasonable expectation of recovery.

2         PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2       Changes in accounting policies (continued)

(c)           IFRS 15 Revenue from contracts with customers – Impact of adoption

The Group has adopted IFRS 15 Revenue from Contracts with Customers from 1 January 2018 which resulted in changes in accounting policies and adjustments to the amounts recognised in the financial statements.

The Group applies IFRS 15 retrospectively with the accumulated effect of initial application recognised at 1 January 2018 without restating comparatives for the 2017 financial year. In summary, the following adjustments were made to the amounts recognised in the balance sheet at the date of initial application (1 January 2018):

	IAS 18 carrying amount 31 December 2017	Reclassi-fication	IFRS 15 carrying amount 1 January 2018
	RMB’000	RMB’000	RMB’000

Contract liabilities	-	135,499	135,499
Deferred income	105,791	(37)	105,754
Accruals and other payables	1,463,231	(135,462)	1,327,769
	1,569,022	-	1,569,022

There was no impact on the Group’s retained earnings as at 1 January 2018.

(i)            Presentation of assets and liabilities related to contracts with customers

The Group has changed the presentation of certain amounts in the balance sheet to reflect the terminology of IFRS 15:

•    Contract liabilities in relation to the frequent traveller program were previously presented as deferred income.

Contract liabilities in relation to the advances received from customers were previously included in accruals and other payables.
Subsidiaries

2.3       Subsidiaries

2.3.1     Consolidation

A subsidiary is an entity (including a structured entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(a)                  Business combinations

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognises any non-controlling interest in the acquiree on an acquisition-by-acquisition basis. Non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognised amounts of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognise the resulting gain or loss, if any, in profit or loss.

Any contingent consideration to be transferred by the Group is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognised in accordance with IAS 39 in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognised directly in profit or loss (Note 2.10).

Intra-group transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3        Subsidiaries (continued)

2.3.1     Consolidation (continued)

(b)                   Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c)                   Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognised in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities, which means that amounts previously recognised in other comprehensive income are reclassified to profit or loss.
Associates

2.4        Associates

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognised at cost, and the carrying amount is increased or decreased to recognise the investor’s share of the profit or loss of the investee after the date of acquisition. The Group's investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.4        Associates (continued)

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognised in profit or loss, and its share of post-acquisition movements in other comprehensive income is recognised in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount within 'share of result of associates', included in the consolidated comprehensive income statement.

Profits or losses and other comprehensive income resulting from upstream and downstream transactions between the Group and its associates are recognised in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealised losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

In the Company’s balance sheet, investments in associates are accounted for at cost less provision for impairment losses. Cost also includes direct attributable costs of investment. The results of associates are accounted for by the Company on the basis of dividend received and receivable.
Segment reporting

2.5        Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the senior executives of the Company that make strategic decisions.
Foreign currency transaction

2.6        Foreign currency transaction

(a)           Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in Renminbi ("RMB"), which is the Company’s functional and the Group’s presentation currency.

(b)           Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

Foreign exchange gains and losses are presented in the consolidated comprehensive income statement within "Finance costs-net".
Fixed assets

2.7        Fixed assets

Fixed assets are stated at historical cost less depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items (for the case of fixed assets acquired by the Company from Predecessor during the Restructuring, the revaluated amount in the Restructuring was deemed costs).

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost amount, after taking into account the estimated residual value of not more than 4% of cost, of each asset over its estimated useful life. The estimated useful lives are as follows:

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.7       Fixed assets (continued)

Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signalling systems	8 to 20 years
Other machinery and equipment	4 to 25 years

(a)        The estimated useful lives of some buildings, tracks, bridges and service roads exceed the initial lease periods of the land use rights from operation lease (details contained in note 38(b)); and the initial period of certain land use right acquired (note 2.9), on which these assets are located.

The Group will renew the term of land use right upon its expiry in strict compliance with requirements of relevant laws and regulations. There is no substantive impediment for the renewal except for public interests. In addition, based on the provision of the land use right operating lease agreement entered into with Guangzhou Railway Group (note 38(b)), the Company can renew the lease at its own discretion upon expiry of the operating lease term. Based on the above consideration, the directors of the Company consider the current estimated useful lives of those assets to be reasonable.

The assets residual values and estimated useful lives are reviewed, and adjusted if appropriate,at the end of each year.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2.11).

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within "other losses - net", included in the consolidated comprehensive income statement.

Construction-in-progress

2.8        Construction-in-progress

Construction-in-progress represents buildings, tracks, bridges and service roads under construction, and mainly includes the construction related costs for the associated facilities of the existing railway lines of the Group. Construction-in-progress is stated at cost, which includes all expenditures and other direct costs, site restoration costs, prepayments attributable to the construction and interest charges arising from borrowings used to finance the construction during the construction period, less impairment loss. Construction-in-progress is not depreciated until such assets are completed and ready for their intended use.

From time to time, certain railway assets of the Group require major modifications and improvements. The carrying amounts are transferred from fixed assets to construction-in-progress. The carrying amounts, including costs of modifications, are transferred back to fixed assets upon completion of the improvement projects.
Leasehold land payments

2.9        Leasehold land payments

The Group acquired the right to use certain pieces of land for certain of its rail lines, railway stations and other businesses. The consideration paid for such land represents pre-paid lease payments, which are amortised over the lease terms of 36.5 to 50 years using the straight-line method.
Goodwill

2.10      Goodwill

Goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the Group’s share of identifiable net assets acquired. Goodwill arising from acquisitions of subsidiaries’ business is disclosed separately on the consolidated balance sheet.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units ("CGUs"), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken at least annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognised immediately as an expense and is not subsequently reversed.

Impairment of non-financial assets other than goodwill

2.11      Impairment of non-financial assets other than goodwill

Assets that subjected to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.
Financial assets

2.12      Financial assets

2.12.1   Classification

From 1 January 2018, the Group classifies its financial assets in the following measurement categories:

•                     those to be measured at amortised cost; or

•                     those to be measured subsequently at FVOCI;

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in OCI. For investments in equity instruments that are not held for trading, the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

2.12.2   Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on the trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

2.12.3   Measurement

At initial recognition, the Group measures a financial asset at its fair value plus transaction costs that are directly attributable to the acquisition of the financial asset.

Equity instruments

The Group subsequently measures all equity investments at fair value. For investments in equity instruments that are not held for trading, over which the Group has no control, joint control or significant influence are measured at FVOCI. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment, any related balance within the FVOCI reserve is reclassified to retained earnings.

Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established.

Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12      Financial assets (continued)

2.12.3   Measurement (continued)

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group measures all of its debt instruments at amortised cost.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated comprehensive income statement.

2.12.4   Impairment

From 1 January 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortised cost, including trade receivables, other receivables and long-term receivable.

Management recognised provision for credit losses on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information. For financial assets subject to ECL measurement except trade receivables, on each balance sheet day, the Group assesses the significant increase in credit risk since initial recognition or whether an asset is considered to be credit impaired, ‘Three-stage’ expected credit loss models are established and staging definition are set for each of these financial assets class.

A financial instrument which are not considered to have significantly increased in credit risk since initial recognition is classified in ‘Stage 1’. The impairment provision is measured at an amount equal to the 12-month expected credit losses for these financial assets.

If a significant increase in credit risk since initial recognition is identified but the financial instrument is not yet deemed to be credit-impaired, the financial instrument is moved to ‘Stage 2’. The impairment provision is measured based on expected credit losses on a lifetime basis.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12      Financial assets (continued)

2.12.4    Impairment (continued)

If the financial instrument is credit-impaired, the financial instrument is then moved to ‘Stage 3’. The impairment provision is measured based on expected credit losses on lifetime basis.

For the financial Instruments in Stage 1 and Stage 2, the Group calculates the interest income based on its gross carrying amount (i.e. amortized cost) before adjusting for impairment provision using the effective interest method. For the financial instruments in Stage 3, the interest income is calculated based on the carrying amount of the asset, net of the impairment provision, using the effective interest method. Financial assets that are originated or purchased credit impaired are financial assets that are impaired at the time of initial recognition, and the impairment provision for these assets is the expected credit loss for the entire lifetime.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

2.12.5   Accounting policies applied until 31 December 2017

The Group has applied IFRS 9 retrospectively, but has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with the Group’s previous accounting policy.

(i)        Classification

Until 31 December 2017 the Group classifies its financial assets in the following categories: receivables and AFS. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

(ii)       Subsequent measurement

The measurement at initial recognition did not change an adoption of IFRS 9, see description above.

Subsequent to the initial recognition, receivables are subsequently carried at amortised cost using the effective interest method.

The measurement at initial recognition did not change an adoption of IFRS 9, see description above.

Subsequent to the initial recognition, receivables are subsequently carried at amortised cost using the effective interest method.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12      Financial assets (continued)

2.12.5   Accounting policies applied until 31 December 2017(continued)

(iii)          Subsequent measurement (continued)

Available-for-sale financial assets are subsequently carried at fair value, except for those investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured, which shall be measured at cost. Details on how the fair value of financial instruments is determined are disclosed in note 3.3. Changes in the fair value of monetary and non-monetary securities classified as available-for-sale are recognised in other comprehensive income.

When securities classified as available-for-sale are sold or impaired, the accumulated fair value adjustments recognised in equity are included in profit or loss as "other gain/losses - net". Dividends on available-for-sale equity instruments are recognised in profit or loss when the Group’s right to receive payments is established.
Offsetting financial instruments

2.13      Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

Long-term prepaid expenses

2.14      Long-term prepaid expenses

Long-term prepaid expenses include the various expenditures that have been incurred but should be recognised as expenses over more than one year in the current and subsequent periods. Long-term prepaid expenses are amortised on the straight-line basis over the expected beneficial period and are presented at actual expenditure incurred, net of accumulated amortisation.
Non-current assets held for sale

2.15      Non-current assets held for sale

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, financial assets and investment property that are carried at fair value, which are specifically exempt from this requirement.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.15      Non-current assets held for sale (continued)

An impairment loss is recognised for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset is recognised at the date of derecognition.

Non-current assets are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets classified as held for sale are presented separately from the other assets in the balance sheet.

Materials and supplies

Materials and supplies

Materials and supplies are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method. Materials and supplies are charged as fuel costs and repair and maintenance expenses when consumed. The cost of materials and supplies may not be recoverable if they are damaged, become wholly or partially obsolete, or if their selling prices have declined due to various reasons. When such circumstances happen, cost of materials and supplies is written to net realisable value, which is the estimated selling price less applicable variable expenses.

Trade and other receivables

2.17      Trade and other receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of trade and other receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment.

Cash and cash equivalents

2.18      Cash and cash equivalents

Cash and cash equivalents include cash in hand; deposits held at call with banks; and other short-term highly liquid investments with original maturities of three months or less.
Share capital

2.19      Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Financial liabilities

2.20      Financial liabilities

The Group’s financial liabilities include trade payables, other payables (excluding other tax payables, employee salary and benefits payables and advances), payables for fixed assets and construction-in-progress and dividends payable.

Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

Trade payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Financial liabilities are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

The Group derecognises financial liability when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in profit or loss.
Current and deferred income tax

2.21      Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

(a)                   Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the PRC where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provision where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)                   Deferred income tax

Inside basis differences

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

2          PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21      Current and deferred income tax (continued)

(b)         Deferred income tax (continued)

Deferred income tax assets are recognised only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, and associates and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference for associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable future, deferred tax liability in relation to taxable temporary differences arising from the associate’s undistributed profits is not recognised.

Deferred income tax assets are recognised on deductible temporary differences arising from investments in subsidiaries, and associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

(c)        Offsetting

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Employee benefits

2.22      Employee benefits

(a)           Defined contribution plan

The Group pays contributions to defined contribution schemes operated by the local government for employee benefits in respect of pension and unemployment. The Group also pays contribution to defined contribution schemes operated by Guangzhou Railway Group for employee supplementary pension benefit. The Group has no further payment obligations once the contributions have been paid. The contributions to the defined contribution schemes are recognised as staff costs when they are due.

(b)           Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to their present value.

Provisions

2.23      Provisions

Provisions are recognised when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognised as interest expense.

Revenue recognition

2.24      Revenue recognition

Revenue of the Group comprise of revenue from railroad and related business and revenue from other business.

(a)        Revenue from railroad and related business

The operations of the railway business of the Group form part of the nationwide railway system in the PRC and they are supervised and governed by CRC. The Group renders the passenger transportation and freight transportation services, and the related service fees and charges are collected from customer or other railway companies by the Group.

The respective fares and charges of the services, and processing of the respective revenue and cost allocation among different railway companies are done centrally by a central clearance system operated by CRC.

Revenue from passenger transportation

Passenger transportation generally include transportation business of Guangzhou-Shenzhen inter-city express trains, long-distance trains and Guangzhou-Hong Kong city through trains. These services are provided by the Group as the carrier in mainland China and Hong Kong, and the corresponding revenue information is captured and processed by CRC through the central clearance system.

Revenues are recognized overtime when the train transportation services are rendered. The revenue is presented net of value-added tax but before deduction of any sales handling commissions.

2           PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.24      Revenue recognition (continued)

(a)         Revenue from railroad and related business (continued)

Revenue from freight transportation

The Group also provides freight transportation services. Service information and computation of the attributable revenues entitled by the Group are processed by the central clearance system of CRC.

The revenues are recognised at gross amounts overtime in the accounting period in which the services are rendered.

Revenue from railway network usage and other transportation related services

Revenue from railway network usage and other transportation related services, mainly consist of network usage services (locomotive traction, track usage and electric catenaries service, etc.) and railway operation services and other services, are rendered by the Group together with other railway companies in the PRC. The information relating to network usage service is captured and processed by the central clearance system of CRC. The revenue from network usage services are recognized overtime in the accounting period in which the services are rendered, and revenue can be reliably measured. Railway operation services and other services are rendered solely by the Group and all proceeds are collected by the Group directly.

When the services rendered by the Group exceed the payment, a contract asset is recognised. If the payments exceed the services rendered, a contract liability is recognised.

(b)        Revenue from other businesses

Revenue from other business mainly consist of on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation. Revenues from on-board catering services are recognised overtime when the related services are rendered. Revenues from sales of materials and supplies and sale of goods are recognised when the respective materials and goods are delivered to customers at appoint in time. Revenue from operating lease arrangements on certain properties and locomotives is recognised overtime on a straight-line basis over the period of the respective leases.

(c)        Financing components

The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.
Interest income

2.25      Interest income

Interest income is recognised using the effective interest method. When a loan and receivable is impaired, the Group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired receivables is recognised using the original effective interest rate.

Dividend income

2.26      Dividend income

Dividend income is recognised when the right to receive payment is established.
Government grants

2.27      Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to fixed assets are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.

Operating leases

2.28      Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Dividend distribution

2.29      Dividend distribution

Dividend distribution to the shareholders is recognised as a liability in the Group’s and the Company’s financial statements in the period in which the dividends are approved by the shareholders of the Company.